Note 24 - Segment and Geographic Information (Details) - Operations of the Group's Operating Segments (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net revenues	$ 83,695,885	$ 52,738,077	$ 29,599,486
Cost of revenues	20,352,729	10,570,070	8,089,394
General and administrative	17,592,119	15,210,102	11,387,381
Product development	11,147,873	9,032,327	10,735,570
Sales and marketing	43,761,473	30,588,236	13,072,017
Loss from impairment of intangible assets	1,802,125	0	0
Loss from impairment of goodwill	8,149,525
Operating expenses	82,453,115	54,830,665	35,194,968
Government subsidies	659,417	11,187	75,883
Income (loss) from operations	(18,450,542)	(12,651,471)	(13,608,993)
Assets	113,903,358	133,492,735	121,370,995
Operating Segments [Member] | Precious Metal Trading Services [Member]
Segment Reporting Information [Line Items]
Net revenues	80,943,201	30,124,245
Cost of revenues	10,526,980
General and administrative	8,320,540	1,087,048
Product development	2,460,048	784,083
Sales and marketing	52,371,135	22,015,190
Operating expenses	63,151,723	23,886,321
Assets	62,272,231	27,791,654
Operating Segments [Member] | Subscription Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Net revenues	25,250,486	21,656,482
Cost of revenues	8,091,595
General and administrative	19,544,999	10,831,336
Product development	13,567,759	8,248,244
Sales and marketing	12,845,724	10,429,389
Loss from impairment of intangible assets	1,802,125
Loss from impairment of goodwill	8,149,525
Operating expenses	55,910,132	29,508,969
Assets	171,870,606	80,844,211
Operating Segments [Member] | Brokerage Services in Hong Kong [Member]
Segment Reporting Information [Line Items]
Net revenues	4,610,516	3,404,767
Cost of revenues	1,731,651
General and administrative	2,655,925	3,291,718
Sales and marketing	586,015	591,074
Operating expenses	3,241,940	3,882,792
Assets	52,776,273	31,893,233
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	110,804,203	55,185,494
Cost of revenues	20,350,226
General and administrative	30,521,464	15,210,102
Product development	16,027,807	9,032,327
Sales and marketing	65,802,874	33,035,653
Loss from impairment of intangible assets	1,802,125
Loss from impairment of goodwill	8,149,525
Operating expenses	122,303,795	57,278,082
Assets	286,919,110	140,529,098
Intersegment Eliminations [Member] | Precious Metal Trading Services [Member]
Segment Reporting Information [Line Items]
Net revenues	(20,852,084)
Operating expenses	(24,533,694)	(2,447,417)
Assets	(26,824,659)
Intersegment Eliminations [Member] | Subscription Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Net revenues	(6,256,234)	(2,447,417)
Cost of revenues	2,503
Operating expenses	(15,199,246)
Assets	(127,444,636)	(7,036,363)
Intersegment Eliminations [Member] | Brokerage Services in Hong Kong [Member]
Segment Reporting Information [Line Items]
Operating expenses	(117,740)
Assets	(18,746,458)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net revenues	(27,108,318)	(2,447,417)
Cost of revenues	2,503
Operating expenses	(39,850,680)	(2,447,417)
Assets	(173,015,752)	(7,036,363)
Precious Metal Trading Services [Member]
Segment Reporting Information [Line Items]
Net revenues	60,091,117	30,124,245
Cost of revenues	10,526,980	2,613,287
Operating expenses	38,618,029	21,438,904
Government subsidies	655,437
Income (loss) from operations	11,601,545	6,072,054
Assets	35,447,572	27,791,654
Subscription Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Net revenues	18,994,252	19,209,065	25,781,724
Cost of revenues	8,094,098	7,018,379	7,297,061
General and administrative			8,515,833
Product development			10,735,570
Sales and marketing			12,500,788
Operating expenses	40,710,886	29,508,969	31,752,191
Government subsidies	3,980	11,187	75,883
Income (loss) from operations	(29,806,752)	(17,307,096)	(13,191,645)
Assets	44,425,970	73,807,848	72,474,437
Brokerage Services in Hong Kong [Member]
Segment Reporting Information [Line Items]
Net revenues	4,610,516	3,404,767	3,817,762
Cost of revenues	1,731,651	938,404	792,333
General and administrative			2,871,548
Sales and marketing			571,229
Operating expenses	3,124,200	3,882,792	3,442,777
Income (loss) from operations	(245,335)	(1,416,429)	(417,348)
Assets	$ 34,029,815	$ 31,893,233	$ 48,896,558